Leases - Expense (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease cost - Operating lease cost	$ 7,358	$ 726
Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating cash flows from operating leases	2,477	$ 660
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 64,766
Weighted-average remaining lease term (years) - Operating leases	13 years 10 months 9 days	4 years 6 months 29 days
Weighted-average discount rate - Operating leases	10.49%	10.00%